Document and Entity Information	Nov. 11, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40429
Entity Registrant Name	Paymentus Holdings, Inc.
Trading Symbol	PAY
Entity Central Index Key	0001841156
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3188251
Entity Address, Address Line One	11605 North Community House Road,
Entity Address, Address Line2	Suite 300
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	888
Local Phone Number	440-4826
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false